PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT
Cost	$ 120,342	$ 112,345
Accumulated amortization	80,500	69,368
Net book value	39,842	42,977
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	3,089	2,495
Accumulated amortization	1,634	1,477
Net book value	1,455	1,018
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	38,761	35,589
Accumulated amortization	28,361	25,831
Net book value	10,400	9,758
Production equipment and tooling [Member]
PROPERTY AND EQUIPMENT
Cost	43,860	39,426
Accumulated amortization	26,427	23,229
Net book value	17,433	16,197
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	9,099	9,611
Accumulated amortization	7,464	7,279
Net book value	1,635	2,332
Software [Member]
PROPERTY AND EQUIPMENT
Cost	8,180	6,859
Accumulated amortization	6,287	4,346
Net book value	1,893	2,513
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	6,754	6,399
Accumulated amortization	4,489	3,950
Net book value	2,265	2,449
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	983	1,122
Accumulated amortization	688	752
Net book value	295	370
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	1,533	1,460
Accumulated amortization	1,162	971
Net book value	371	489
Monitoring Equipment [Member]
PROPERTY AND EQUIPMENT
Cost	1,821	3,881
Accumulated amortization	905	106
Net book value	916	3,775
Network equipment [Member]
PROPERTY AND EQUIPMENT
Cost	6,262	5,503
Accumulated amortization	3,083	1,427
Net book value	$ 3,179	$ 4,076